Summary of Significant Accounting Policies (Details) - Schedule of Types of Goods - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenue	$ 97,098,915	$ 103,346,341	$ 104,037,710
Self-Manufactured Products [Member]
Revenue from External Customer [Line Items]
Revenue	48,196,669	50,514,976	48,059,165
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Revenue from External Customer [Line Items]
Revenue	$ 48,902,246	$ 52,831,365	$ 55,978,545